Fixed assets (Schedule of Investment in Photovoltaic Plants) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) Kilowatt	Dec. 31, 2021 USD ($) Kilowatt	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Investments in photovoltaic plants	€ 340,065	$ 384,886	€ 264,095
Ellomay Spain - Rinconada II [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | Kilowatt	2,275	2,275
Connection to Grid	June 2010
Investments in photovoltaic plants | €	€ 5,509
Rodriguez I [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | Kilowatt	1,675	1,675
Connection to Grid	November 2011
Investments in photovoltaic plants | €	€ 3,662
Rodriguez II [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | Kilowatt	2,691	2,691
Connection to Grid	November 2011
Investments in photovoltaic plants | €	€ 6,631
Fuente Librilla [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | Kilowatt	1,248	1,248
Connection to Grid	June 2011
Investments in photovoltaic plants | €	€ 3,212
Talasol [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | Kilowatt	300	300
Connection to Grid	January 2021
Investments in photovoltaic plants | €	€ 219,048
Ellomay Solar [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | Kilowatt	28	28
Connection to Grid	under construction
Investments in photovoltaic plants | €	€ 12,093